Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2017
Restricted Cash [Abstract]
Schedule of Restricted Cash
As of December 31, 2017 and 2016, restricted cash consisted of the following (in millions):

	December 31,
	2017	2016
Current restricted cash
SPL Project	$544	$358
Cheniere Partners and cash held by guarantor subsidiaries	1,045	247
CCL Project	227	197
Cash held by our subsidiaries restricted to Cheniere	64	58
Total current restricted cash	$1,880	$860

Non-current restricted cash
CCL Project	$—	$73
Other	11	18
Total non-current restricted cash	$11	$91